Debt and Borrowings - Schedule of Cash Flows Arising From Financing Activities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term debt and borrowings [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances beginning	$ 4,758,859	$ 5,045,191	$ 6,118,256
Changes that represent cash flows -
Loans obtained	5,540,700	3,027,100	6,498,994
Payments	(6,257,700)	(3,319,600)	(7,633,715)
Bond issuance costs			(8,355)
Changes that do not represent cash flows:
Interest expense
Amortization of bond issuance cost	4,328	6,168	4,026
Amortization of bond Syndicated Credit issuance cost			15,538
Cancellation of issuance cost from extinction of Syndicated Credit			50,447
Valuation effects of derivative financial instruments
Balances ending	4,046,187	4,758,859	5,045,191
Interest payable [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances beginning	66,084	86,231	30,419
Changes that represent cash flows -
Loans obtained
Payments	(502,458)	(603,921)	(652,313)
Bond issuance costs
Changes that do not represent cash flows:
Interest expense	497,841	583,774	708,125
Amortization of bond issuance cost
Amortization of bond Syndicated Credit issuance cost
Cancellation of issuance cost from extinction of Syndicated Credit
Valuation effects of derivative financial instruments
Balances ending	61,467	66,084	86,231
Derivative financial instruments, net [Member]
Schedule of Cash Flows Arising From Financing Activities [Line Items]
Balances beginning	(108,846)	47,920	15,329
Changes that represent cash flows -
Loans obtained
Payments
Bond issuance costs
Changes that do not represent cash flows:
Interest expense
Amortization of bond issuance cost
Amortization of bond Syndicated Credit issuance cost
Cancellation of issuance cost from extinction of Syndicated Credit
Valuation effects of derivative financial instruments	$ 108,846	(156,766)	32,591
Balances ending		$ (108,846)	$ 47,920